NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
NET INCOME (LOSS) PER SHARE
Schedule of basic and diluted net income (loss) per share

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income attributable to shareholders of the Company	164,865	1,193,311	2,501,595
Deemed dividend to shareholders upon issuance of Series A and A+ preferred share (note 9)	—	(3,097,733)	—
Net income (loss) attributable to Class A and Class B ordinary shareholders for computing basic and diluted net loss per share	164,865	(1,904,422)	2,501,595
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic income (loss) per ordinary share	198,347,168	202,751,277	288,827,604
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	—	—	12,110,866
Weighted average Class A and Class B ordinary shares outstanding used in computing diluted income (loss) per ordinary share	198,347,168	202,751,277	300,938,470
Basic net income (loss) per share	0.83	(9.39)	8.66
Diluted net income (loss) per share	0.83	(9.39)	8.31